(Loss)/Earnings Per Share - Number of Weighted-Average Potentially Dilutive Shares Excluded from Calculation of Diluted Net Loss Per Share (Detail) - shares	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Sep. 30, 2022
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net (loss) income per share	278,000	105,000	864
Number of Warrants [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net (loss) income per share		4,900,000	758,000
Restricted Stock [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net (loss) income per share	278,000	105,000	106,000